Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Leases
7.
Leases

The Company leases facilities under non-cancellable operating leases, which have lease terms varying from one to five years. Total lease costs for the years ended December 31, 2021, 2022 and 2023 were US$4.2 million, US$4.3 million and US$3.2 million, respectively, included in cost of revenues, research and development, sales and marketing and general and administrative expenses in the Company’s consolidated statements of comprehensive loss. Out of the total lease costs, there were US$0.5 million, US$0.3 million and US$0.2 million of expenses for short-term leases within 12 months for the years ended December 31, 2021, 2022 and 2023, respectively.

Supplemental cash flow information related to leases were as follows:

	Year Ended December 31,
	2021	2022	2023
	(in US$ thousands)
Cash paid for fixed operating lease costs included in the measurement of lease obligations in operating activities	3,995	4,212	2,649
Right-of-use assets obtained in exchange for operating lease obligations	4,300	198	4,588

Lease term and discount rates were as follows:

	As of December 31,
	2022	2023
Weighted-average remaining lease term
Operating leases	0.9 years	1.7 years
Weighted-average discount rate
Operating leases	5.1%	4.9%

Maturities of lease liabilities were as follows:

As of December 31, 2023
(in US$ thousands)
2024	$2,580
2025	1,617
2026	139
Total undiscounted lease payments	4,336
Less: imputed interest	(163)
Total present value of lease liabilities	$4,173